Other investments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of investments other than investments accounted for using equity method [Abstract]
Disclosure of investments other than investments accounted for using equity method [Table Text Block]	The details of such investments as of March 31, 2022 and 2021 are as follows:

	As of March 31, 2022						As of March 31, 2021
	Cost		Unrealized gain/(loss)		Fair value/ a mortized cost		Cost		Unrealized gain		Fair value/ a mortized cost
Current portion
In units of mutual funds	Rs.	16,714	Rs.	37	Rs.	16,751	Rs.	13,197	Rs.	66	Rs.	13,263
In term deposits with banks		9,340		-		9,340		5,959		-		5,959
In bonds		2,249		-		2,249		522		-		522
In commercial paper		973		-		973		-		-		-
In equity securities		214		(14)		200		-		-		-
	Rs.	29,490	Rs.	23	Rs.	29,513	Rs.	19,678	Rs.	66	Rs.	19,744
Non-current portion
In term deposits with banks	Rs.	2,000		-	Rs.	2,000	Rs.	-	Rs.	-	Rs.	-
In equity securities (1)		2,701		(1,701)		1,000		2,701		1,832		4,533
In limited liability partnership firm		400		(14)		386		400		-		400
In bonds		256		-		256		-		-		-
Others		26		-		26		25		-		25
	Rs.	5,383	Rs.	(1,715)	Rs.	3,668	Rs.	3,126	Rs.	1,832	Rs.	4,958

(1)	Primarily represents the shares of Curis, Inc. Refer to Note 3 3 of these consolidated financial statements for further details.

For the purpose of measurement, the aforesaid investments are classified as follows:

Investments in units of mutual funds	Fair value through profit and loss
Investments in bonds, commercial paper, term deposits and others	Amortized cost
Investments in equity securities	Fair value through other comprehensive income (on account of irrevocable option elected at time of transition) and fair value through profit and loss
Investment in limited liability partnership firm	Fair value through profit and loss